Accounts Receivable, Net	12 Months Ended
Mar. 31, 2022
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	March 31, 2022	March 31, 2021
Accounts receivable	$35,009,314	$44,166,699
Less: allowance for doubtful accounts	(177,793)	(483,124)
Accounts receivable, net	$34,831,521	$43,683,575

The Company’s accounts receivable primarily include balance due from customers when the Company’s products have been sold and delivered to customers, which has not been collected as of the balance sheet dates.

Allowance for doubtful accounts movement was as follows:

	March 31, 2022	March 31, 2021
Beginning balance	$483,124	$392,626
Additions (reductions)	(283,429)	104,080
Foreign currency translation adjustments	(21,902)	(13,582)
Ending balance	$177,793	$483,124